Related Party Transactions - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Operating expenses	$ 203,476,000	$ 295,596,000
The Cool Pool | Voyage, charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	2,700,000	600,000
Golar LNG Partners
Related Party Transaction [Line Items]
Distributions from related party	10,100,000	27,600,000
Golar LNG Partners | Disposal Costs Indemnification [Member]
Related Party Transaction [Line Items]
Related party costs	300,000	800,000
Dividends payable	0	4,000,000.0
Golar LNG Partners | Hilli
Related Party Transaction [Line Items]
Payment of dividends	$ 9,900,000	$ 12,900,000